Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 28.8%
Industrial - 16.9%
Basic - 1.2%
Alpek SAB de CV 4.25%, 09/18/2029 (a)	U.S.$	449	$445,773
Braskem Netherlands Finance BV 4.50%, 01/31/2030 (a)		8,525	7,764,411
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030 (a)		2,160	2,202,525
DuPont de Nemours, Inc. 4.205%, 11/15/2023		4,915	5,390,280
4.493%, 11/15/2025		4,913	5,637,618
Eastman Chemical Co. 3.80%, 03/15/2025		2,282	2,474,715
Glencore Funding LLC 4.125%, 05/30/2023 (a)		2,622	2,798,697
GUSAP III LP 4.25%, 01/21/2030 (a)		5,248	5,169,280
Inversiones CMPC SA 3.85%, 01/13/2030(a)		2,742	2,794,269
4.375%, 04/04/2027(a)		2,062	2,179,276
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023 (a)		1,151	1,204,593
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		3,400	3,493,500
4.875%, 09/19/2022(a)		1,519	1,591,153

			43,146,090

Capital Goods - 0.5%
Boeing Co. (The) 1.65%, 10/30/2020		15	15,004
General Electric Co. 0.875%, 05/17/2025	EUR	2,271	2,458,671
3.45%, 05/01/2027	U.S.$	5,241	5,361,281
United Technologies Corp. 3.95%, 08/16/2025		6,049	6,892,654
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,138,591

			15,866,201

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		868	970,563
Comcast Corp. 4.15%, 10/15/2028		4,460	5,343,571
Cox Communications, Inc. 2.95%, 06/30/2023 (a)		2,401	2,522,731
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		5,470	5,524,700
3.24%, 06/03/2050(a)		4,830	4,874,871
Time Warner Cable LLC

	Principal Amount (000)		U.S. $ Value
4.00%, 09/01/2021	U.S.$	18	$18,479
4.125%, 02/15/2021		3,143	3,175,373
4.50%, 09/15/2042		2,370	2,528,292
ViacomCBS, Inc. 3.375%, 02/15/2028		3,742	3,981,263
3.50%, 01/15/2025		315	343,208
3.70%, 06/01/2028		1,731	1,881,026
4.75%, 05/15/2025		5,052	5,773,223

			36,937,300

Communications - Telecommunications – 2.1%
AT&T, Inc. 3.40%, 05/15/2025		22,024	24,170,459
3.60%, 07/15/2025		6,420	7,122,669
4.35%, 03/01/2029		6,400	7,455,872
4.55%, 03/09/2049		3,820	4,505,690
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025 (a)		6,740	7,299,487
Verizon Communications, Inc. 3.00%, 03/22/2027		1,801	1,996,499
4.862%, 08/21/2046		2,993	4,057,879
5.012%, 04/15/2049		4,322	6,018,601
Vodafone Group PLC 3.75%, 01/16/2024		11,123	12,177,683

			74,804,839

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 6.125%, 10/01/2025		1,152	1,294,548
6.80%, 10/01/2027		1,611	1,876,718
General Motors Financial Co., Inc. 4.30%, 07/13/2025		1,405	1,470,094
5.10%, 01/17/2024		6,170	6,609,613
5.20%, 03/20/2023		4,003	4,277,686
5.25%, 03/01/2026		1,600	1,743,696
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025 (a)		3,711	3,790,638
Volkswagen Group of America Finance LLC 2.90%, 05/13/2022 (a)		4,261	4,398,545

			25,461,538

Consumer Cyclical - Entertainment – 0.2%
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		2,355	2,419,550
11.50%, 06/01/2025(a)		4,243	4,401,646

			6,821,196

Consumer Cyclical - Other – 0.0%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		530	575,956

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/2048	U.S.$	2,311	$2,747,271

Consumer Cyclical - Retailers – 0.3%
AutoNation, Inc. 4.75%, 06/01/2030		4,386	4,761,617
Ralph Lauren Corp. 2.95%, 06/15/2030		2,480	2,546,539
Ross Stores, Inc. 4.60%, 04/15/2025		1,774	2,039,355
4.70%, 04/15/2027		924	1,072,163

			10,419,674

Consumer Non-Cyclical - 3.8%
AbbVie, Inc. 2.95%, 11/21/2026(a)		5,352	5,817,999
4.875%, 11/14/2048		3,688	4,810,996
Altria Group, Inc. 4.80%, 02/14/2029		1,340	1,563,646
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		3,608	4,306,040
5.55%, 01/23/2049		9,040	12,004,487
BAT Capital Corp. 3.215%, 09/06/2026		7,377	7,929,168
Becton Dickinson and Co. 3.734%, 12/15/2024		1,826	2,015,667
Biogen, Inc. 4.05%, 09/15/2025		7,188	8,245,786
Bristol-Myers Squibb Co. 2.875%, 08/15/2020 (a)		7	7,020
Cigna Corp. 3.40%, 03/01/2027(a)		8,649	9,550,485
3.75%, 07/15/2023		1,510	1,639,120
4.125%, 11/15/2025		2,682	3,075,637
4.375%, 10/15/2028		3,600	4,263,264
Coca-Cola Co. (The) 2.95%, 03/25/2025		4,989	5,491,941
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030		2,389	2,497,998
CVS Health Corp. 3.625%, 04/01/2027		1,143	1,288,138
4.10%, 03/25/2025		12,895	14,572,511
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031 (a)		1,585	1,604,813
Medtronic, Inc. 3.50%, 03/15/2025		4,034	4,547,891
Mylan NV 3.95%, 06/15/2026		6,825	7,624,958
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		11,825	13,134,500
Sigma Alimentos SA de CV 4.125%, 05/02/2026 (a)		378	395,246
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		6,627	7,377,972
Tyson Foods, Inc. 3.95%, 08/15/2024		5,908	6,542,460
4.00%, 03/01/2026		763	873,063

	Principal Amount (000)		U.S. $ Value
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	U.S.$	1,136	$1,219,837
Zoetis, Inc. 3.45%, 11/13/2020		2,422	2,440,771

			134,841,414

Energy – 4.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		11,885	12,695,201
BP Capital Markets America, Inc. 3.194%, 04/06/2025		4,472	4,874,793
Cenovus Energy, Inc. 4.25%, 04/15/2027		4,694	4,249,666
Energy Transfer Operating LP 3.75%, 05/15/2030		1,958	1,945,214
4.65%, 06/01/2021		6	6,125
4.75%, 01/15/2026		6,615	7,218,420
5.50%, 06/01/2027		5,482	6,123,723
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		1,196	1,280,617
Eni SpA 4.25%, 05/09/2029 (a)		3,228	3,529,140
Enterprise Products Operating LLC 3.35%, 03/15/2023		11	11,663
5.20%, 09/01/2020		2,133	2,148,934
Exxon Mobil Corp. 1.571%, 04/15/2023		6,855	7,034,258
2.992%, 03/19/2025		4,908	5,331,560
Husky Energy, Inc. 4.40%, 04/15/2029		8,200	8,191,882
Kinder Morgan Energy Partners LP 3.45%, 02/15/2023		7	7,372
Kinder Morgan, Inc. 3.15%, 01/15/2023		5,150	5,394,831
Marathon Oil Corp. 3.85%, 06/01/2025		10,900	11,039,193
Marathon Petroleum Corp. 4.50%, 05/01/2023		5,603	6,039,306
5.125%, 03/01/2021-12/15/2026		7,673	8,869,219
National Oilwell Varco, Inc. 2.60%, 12/01/2022		4	4,026
Newfield Exploration Co. 5.625%, 07/01/2024		3,110	2,985,445
Noble Energy, Inc. 3.90%, 11/15/2024		6,369	6,394,667
ONEOK, Inc. 4.00%, 07/13/2027		4,900	4,971,687
4.35%, 03/15/2029		4,164	4,362,165
5.85%, 01/15/2026		2,873	3,283,810
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/2023		5,792	5,855,480
3.55%, 12/15/2029		901	874,249
3.60%, 11/01/2024		4,448	4,553,195
3.85%, 10/15/2023		2,600	2,697,110
4.50%, 12/15/2026		223	236,349

	Principal Amount (000)		U.S. $ Value
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027	U.S.$	4,443	$4,961,720
Shell International Finance BV 2.375%, 04/06/2025		2,455	2,607,308
Sunoco Logistics Partners Operations LP 4.00%, 10/01/2027		5,150	5,255,678
Valero Energy Corp. 2.70%, 04/15/2023		3,902	4,049,496
Williams Cos., Inc. (The) 3.35%, 08/15/2022		7	7,290
4.125%, 11/15/2020		4,549	4,562,101
4.30%, 03/04/2024		3,115	3,405,910
4.50%, 11/15/2023		6,712	7,354,137

			164,412,940

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024 (a)		3,311	3,506,556

Services – 0.4%
Expedia Group, Inc.
6.25%, 05/01/2025(a)		480	509,952
7.00%, 05/01/2025(a)		1,646	1,723,905
Global Payments, Inc. 4.00%, 06/01/2023		2,747	2,976,622
S&P Global, Inc. 4.40%, 02/15/2026		6,121	7,225,473

			12,435,952

Technology – 1.6%
Analog Devices, Inc. 2.95%, 04/01/2025		554	599,350
Baidu, Inc. 3.425%, 04/07/2030		217	232,912
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		9,791	10,574,867
Broadcom, Inc. 4.11%, 09/15/2028(a)		4,211	4,603,928
4.15%, 11/15/2030(a)		6,902	7,505,994
4.25%, 04/15/2026(a)		2,925	3,251,547
4.70%, 04/15/2025(a)		1,950	2,198,645
Dell International LLC/EMC Corp. 6.02%, 06/15/2026 (a)		1,615	1,847,641
Infor, Inc. 1.75%, 07/15/2025 (a)		2,719	2,731,535
KLA Corp. 4.65%, 11/01/2024		6,404	7,333,349
Lam Research Corp. 2.80%, 06/15/2021		2,639	2,697,243
Leidos, Inc. 2.95%, 05/15/2023 (a)		1,979	2,077,435
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		839	878,550
3.875%, 06/18/2026(a)		2,078	2,319,235

	Principal Amount (000)		U.S. $ Value
Oracle Corp. 2.50%, 04/01/2025	U.S.$	6,769	$7,256,706
Seagate HDD Cayman 4.091%, 06/01/2029 (a)		1,835	1,915,300

			58,024,237

Transportation - Airlines - 0.1%
Southwest Airlines Co. 4.75%, 05/04/2023		4,073	4,183,949

Transportation - Railroads - 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		471	505,148
5.875%, 07/05/2034(a)		1,202	1,418,424

			1,923,572

Transportation - Services - 0.1%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		582	557,468
3.50%, 11/01/2027(a)		703	579,237
3.875%, 05/01/2023(a)		2,690	2,552,837
4.125%, 08/01/2025(a)		35	31,478
4.875%, 10/01/2025(a)		1,136	1,041,962

			4,762,982

			600,871,667

Financial Institutions - 11.3%
Banking - 9.2%
ABN AMRO Bank NV 4.75%, 07/28/2025 (a)		1,171	1,292,035
AIB Group PLC 4.263%, 04/10/2025(a)		6,275	6,671,956
4.75%, 10/12/2023(a)		572	616,216
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026 (a)		405	449,595
Banco de Credito del Peru 3.125%, 07/01/2030 (a)		5,023	4,980,757
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025 (a)		2,650	2,900,160
Banco Santander SA 2.746%, 05/28/2025		3,200	3,311,712
3.49%, 05/28/2030		1,000	1,071,430
3.50%, 04/11/2022		3,200	3,317,280
5.179%, 11/19/2025		8,800	9,907,832
Bank of America Corp. 5.00%, 05/13/2021		10	10,394
Series DD
6.30%, 03/10/2026(b)		1,628	1,805,192
Series L 3.95%, 04/21/2025		4,925	5,452,911
Series Z

	Principal Amount (000)		U.S. $ Value
6.50%, 10/23/2024(b)	U.S.$	2,548	$2,729,723
Bank of New York Mellon Corp. (The) 1.60%, 04/24/2025 Series G		2,722	2,821,026
4.70%, 09/20/2025(b)		3,326	3,459,506
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020 (a)		3,625	3,645,626
Barclays Bank PLC 6.86%, 06/15/2032 (a) (b)		1,250	1,526,188
BBVA USA 2.875%, 06/29/2022		8,460	8,674,884
BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)		6,625	7,309,362
BPCE SA 2.75%, 01/11/2023(a)		1,822	1,909,292
5.70%, 10/22/2023(a)		1,991	2,218,830
Capital One Financial Corp. 2.60%, 05/11/2023		3,355	3,502,654
3.30%, 10/30/2024		8,359	8,991,943
Citigroup, Inc. 3.106%, 04/08/2026		5,122	5,506,150
3.875%, 03/26/2025		14,634	16,010,035
4.50%, 01/14/2022		11	11,633
5.95%, 01/30/2023(b)		2,569	2,557,825
Commonwealth Bank of Australia 4.50%, 12/09/2025 (a)		658	740,382
Cooperatieve Rabobank UA 3.95%, 11/09/2022		1,581	1,673,757
4.375%, 08/04/2025		6,380	7,175,012
Credit Agricole SA/London 3.25%, 10/04/2024(a)		1,287	1,382,560
3.375%, 01/10/2022(a)		576	595,999
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 06/09/2023		7,155	7,694,129
4.55%, 04/17/2026		5,635	6,480,870
Danske Bank A/S 3.244%, 12/20/2025 (a)		2,594	2,689,770
Discover Bank 4.682%, 08/09/2028		2,264	2,280,278
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/2021		5,866	5,902,017
3.50%, 04/01/2025		3,516	3,855,962
3.75%, 05/22/2025		2,661	2,945,887
3.85%, 07/08/2024		10,315	11,329,274
5.25%, 07/27/2021		6	6,297
5.75%, 01/24/2022		14	15,102
Series M 4.37% (LIBOR 3 Month + 3.92%), 07/30/2020(b) (c)		2,000	1,829,640
HSBC Bank USA NA 4.875%, 08/24/2020		3,370	3,391,737
HSBC Holdings PLC 4.041%, 03/13/2028		7,182	7,926,773
4.25%, 03/14/2024		3,943	4,251,264
4.292%, 09/12/2026		2,495	2,781,900

	Principal Amount (000)		U.S. $ Value
ING Bank NV 5.80%, 09/25/2023 (a)	U.S.$	806	$904,751
ING Groep NV 6.875%, 04/16/2022 (a) (b)		2,028	2,098,939
JPMorgan Chase & Co. 2.083%, 04/22/2026		4,480	4,656,333
3.22%, 03/01/2025		8,425	9,064,794
3.54%, 05/01/2028		10,073	11,251,843
4.50%, 01/24/2022		20	21,223
Manufacturers & Traders Trust Co. 2.625%, 01/25/2021		4,600	4,647,564
Mastercard, Inc. 3.30%, 03/26/2027		2,665	3,024,215
Morgan Stanley 2.188%, 04/28/2026		2,888	3,009,758
5.00%, 11/24/2025		3,110	3,654,934
7.25%, 04/01/2032		15	22,572
Series G 3.75%, 02/25/2023		8	8,625
4.35%, 09/08/2026		8,591	9,889,100
National Australia Bank Ltd./New York Series G 2.625%, 07/23/2020		2,330	2,333,029
Nationwide Building Society 4.00%, 09/14/2026 (a)		8,284	8,956,495
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(b)		7,871	8,148,610
Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)		2,900	2,662,287
Santander Holdings USA, Inc. 4.40%, 07/13/2027		3,049	3,301,274
Santander UK PLC 5.00%, 11/07/2023 (a)		1,788	1,958,951
Societe Generale SA 4.25%, 08/19/2026 (a)		6,700	7,146,488
Standard Chartered PLC
2.27% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		300	241,557
5.20%, 01/26/2024(a)		3,782	4,094,318
7.50%, 04/02/2022(a) (b)		1,882	1,943,090
7.75%, 04/02/2023(a) (b)		822	859,006
State Street Corp. 2.901%, 03/30/2026 (a)		498	539,553
Truist Financial Corp. Series Q 5.10%, 03/01/2030 (b)		6,656	6,839,173
UBS AG/London 1.75%, 04/21/2022 (a)		1,738	1,770,396
UBS AG/Stamford CT 7.625%, 08/17/2022		5,982	6,656,231
UBS Group AG
4.125%, 09/24/2025(a)		2,559	2,902,290
7.00%, 01/31/2024-02/19/2025(a) (b)		3,426	3,595,394

	Principal Amount (000)		U.S. $ Value
US Bancorp Series J 5.30%, 04/15/2027 (b)	U.S.$	3,485	$3,533,442
Wells Fargo & Co. 2.188%, 04/30/2026		4,974	5,143,265
3.069%, 01/24/2023		6,527	6,765,105
3.75%, 01/24/2024		6,552	7,159,501

			326,414,863

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025 (b)		3,271	3,471,218

Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		345	325,204
3.30%, 01/23/2023		150	146,562
3.65%, 07/21/2027		172	152,607
4.125%, 07/03/2023		395	386,089
4.50%, 09/15/2023		3,289	3,291,730
4.875%, 01/16/2024		2,761	2,733,445
6.50%, 07/15/2025		613	641,051
Air Lease Corp. 3.00%, 02/01/2030		298	276,189
3.875%, 07/03/2023		606	615,466
4.25%, 02/01/2024		2,574	2,632,069
Series G 3.75%, 06/01/2026		199	200,793
GE Capital Funding LLC 3.45%, 05/15/2025 (a)		5,172	5,416,222
GE Capital International Funding Co. Unlimited Co. 3.373%, 11/15/2025		5,362	5,590,207
4.418%, 11/15/2035		2,843	2,879,106
Synchrony Financial 4.50%, 07/23/2025		6,600	7,008,144

			32,294,884

Insurance – 0.8%
Alleghany Corp. 3.625%, 05/15/2030		7,452	7,948,229
Centene Corp. 4.25%, 12/15/2027		1,151	1,187,257
4.625%, 12/15/2029		1,315	1,387,456
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077 (a)		2,851	3,626,073
MetLife Capital Trust IV 7.875%, 12/15/2037 (a)		5,200	6,616,012
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039 (a)		2,058	3,327,642
Prudential Financial, Inc. 4.50%, 11/15/2020		15	15,219
5.20%, 03/15/2044		1,970	2,016,374
5.375%, 05/15/2045		615	644,784
5.875%, 09/15/2042		459	487,651

	Principal Amount (000)		U.S. $ Value
Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	1,693	$1,693,169

			28,949,866

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		354	336,629

REITS – 0.3%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		202	205,939
Welltower, Inc. 4.00%, 06/01/2025		10,111	11,165,982

			11,371,921

			402,839,381

Utility – 0.6%
Electric – 0.6%
Colbun SA 3.15%, 03/06/2030 (a)		400	401,875
Dominion Energy, Inc. Series C 2.00%, 08/15/2021		2	2,028
Duke Energy Carolinas LLC 3.90%, 06/15/2021		4	4,102
Enel Chile SA 4.875%, 06/12/2028		4,545	5,088,980
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024 (a)		7,000	7,840,000
Kentucky Utilities Co. 3.30%, 06/01/2050		3,047	3,241,978
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		1,368	1,482,720
PacifiCorp 2.70%, 09/15/2030		1,669	1,820,829

			19,882,512

Total Corporates – Investment Grade (cost $956,499,187)			1,023,593,560

GOVERNMENTS - TREASURIES – 18.1%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	35,334	8,479,435

Netherlands – 1.1%
Netherlands Government Bond 0.25%, 07/15/2029 (a)	EUR	34,460	40,921,821

United States – 16.8%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	15,200	14,606,250
2.00%, 02/15/2050		2,460	2,817,469
2.25%, 08/15/2046		12,530	14,855,881

	Principal Amount (000)			U.S. $ Value
2.375%, 11/15/2049	U.S.$	2,885		$3,562,975
2.50%, 02/15/2045-05/15/2046		25,872		32,076,192
3.00%, 05/15/2045-02/15/2049		78,384		107,182,251
3.375%, 05/15/2044		5,710		8,075,374
3.50%, 02/15/2039		4,254		6,018,081
3.75%, 11/15/2043		10,205		15,187,910
4.375%, 02/15/2038-11/15/2039		49,130		77,214,448
4.50%, 02/15/2036		4,048		6,198,520
4.75%, 02/15/2037		4,156		6,628,820
5.50%, 08/15/2028		10,214		14,235,763
U.S. Treasury Notes 1.375%, 01/31/2021-04/30/2021		115		116,002
1.50%, 02/15/2030		11,115		12,016,357
1.625%, 11/30/2020		155		155,920
1.75%, 10/31/2020-11/15/2029		33,198		34,511,545
1.75%, 11/30/2021(d)		28,028		28,654,251
1.875%, 01/31/2022(d)		9,965		10,232,809
2.00%, 12/31/2021		26,704		27,434,188
2.125%, 08/15/2021(d)		89,667		91,614,455
2.25%, 04/30/2021-02/15/2027		38,231		39,201,516
2.375%, 08/15/2024(d)		7,351		7,995,252
2.625%, 02/15/2029		30,853		36,156,094

				596,748,323

Total Governments – Treasuries (cost $568,884,260)				646,149,579

MORTGAGE PASS-THROUGHS - 15.6%
Agency Fixed Rate 30-Year – 14.4%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049-11/01/2049		36,080		38,792,698
Series 2020 3.50%, 01/01/2050		8,966		9,740,950
Federal Home Loan Mortgage Corp. Gold
Series 2003 5.00%, 08/01/2033		1		1,054
Series 2007 5.50%, 07/01/2035		926		1,072,486
Series 2016 4.00%, 02/01/2046		9,732		10,656,123
Series 2017 4.00%, 07/01/2044		7,880		8,626,148
Series 2018 4.00%, 08/01/2048-12/01/2048		17,976		19,392,961
4.50%, 10/01/2048-11/01/2048		26,505		28,906,146
5.00%, 09/01/2048-11/01/2048		8,194		9,131,118
Federal National Mortgage Association
Series 2001 6.50%, 08/01/2031		2		2,290
Series 2002 6.50%, 09/01/2032		0	**	188
Series 2003 5.50%, 04/01/2033-11/01/2033		2,708		3,127,148
Series 2004 5.50%, 04/01/2034-11/01/2034		2,369		2,752,986
6.50%, 08/01/2034		2		2,265
Series 2005

	Principal Amount (000)			U.S. $ Value
5.50%, 02/01/2035	U.S.$	2,125		$2,467,565
Series 2006 5.50%, 04/01/2036		394		459,822
Series 2007 5.50%, 09/01/2036		791		921,477
Series 2008 6.00%, 03/01/2037		5		6,372
Series 2010 4.00%, 12/01/2040		4,824		5,280,504
Series 2012 3.50%, 02/01/2042-01/01/2043		32,199		35,262,465
Series 2013 3.50%, 04/01/2043		15,563		17,053,975
4.00%, 10/01/2043		14,469		15,851,902
Series 2015 3.00%, 05/01/2045-08/01/2045		20,373		21,581,618
Series 2017 3.50%, 11/01/2047		4,375		4,616,185
Series 2018 3.50%, 02/01/2048-05/01/2048		124,662		131,490,397
4.00%, 08/01/2048-12/01/2048		25,278		27,265,503
4.50%, 09/01/2048		24,327		26,521,679
Series 2019 3.50%, 08/01/2049-11/01/2049		38,488		41,212,483
4.00%, 06/01/2049		16,515		17,887,401
Series 2020 3.50%, 01/01/2050		9,800		10,597,297
Government National Mortgage Association
Series 2016 3.00%, 04/20/2046-12/20/2046		9,205		9,781,101
Series 2019 3.00%, 07/01/2050, TBA		10,250		10,858,193

				511,320,500

Agency Fixed Rate 15-Year – 1.2%
Federal National Mortgage Association
Series 2012 2.50%, 04/01/2027		21		22,010
Series 2016 2.50%, 02/01/2031-01/01/2032		37,417		39,268,354
Series 2017 2.50%, 01/01/2032-02/01/2032		4,945		5,192,466

				44,482,830

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029-10/01/2029		558		607,568

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006 4.299% (LIBOR 12 Month + 2.18%), 12/01/2036(c)		0	**	341
Series 2007

	Principal Amount (000)		U.S. $ Value
4.10% (LIBOR 12 Month + 2.10%), 03/01/2037(c)	U.S.$	1	$619

			960

Total Mortgage Pass-Throughs (cost $531,540,976)			556,411,858

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.3%
Non-Agency Fixed Rate CMBS – 7.3%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037 (a)		2,805	2,468,515
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		871	929,636
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,492,620
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		8,525	9,543,574
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		3,655	3,937,661
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035 (a)		11,325	11,953,648
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		7,490	7,953,160
Series 2015-GC35, Class A4 3.818%, 11/10/2048		3,530	3,912,399
Series 2016-C1, Class A4 3.209%, 05/10/2049		12,141	13,160,271
Series 2016-GC36, Class A5 3.616%, 02/10/2049		3,982	4,388,406
Series 2018-B2, Class A4 4.009%, 03/10/2051		5,890	6,818,121
Commercial Mortgage Trust Series 2012-CR3, Class E 4.909%, 10/15/2045(a)		3,938	2,018,586
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		1,830	1,813,053
Series 2015-3BP, Class A 3.178%, 02/10/2035(a)		1,705	1,804,041
Series 2015-CR24, Class A5 3.696%, 08/10/2048		3,925	4,330,319
Series 2015-DC1, Class A5 3.35%, 02/10/2048		6,250	6,735,891
Series 2015-PC1, Class A5 3.902%, 07/10/2050		7,135	7,854,290
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		3,451	3,729,912
Series 2015-C3, Class A4 3.718%, 08/15/2048		6,101	6,677,390

	Principal Amount (000)		U.S. $ Value
Series 2015-C4, Class A4 3.808%, 11/15/2048 U.S.	$	7,715	$8,503,456
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.555%, 08/10/2044(a)		2,100	1,557,834
Series 2013-G1, Class A1 2.059%, 04/10/2031(a)		286	287,598
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		6,804	6,695,494
Series 2014-GC22, Class A5 3.862%, 06/10/2047		6,360	6,877,809
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.605%, 08/15/2046(a)		1,285	1,035,667
Series 2012-C6, Class E 5.324%, 05/15/2045(a)		3,967	2,347,879
Series 2014-C20, Class A5 3.805%, 07/15/2047		9,950	10,742,896
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.859%, 08/15/2046(a)		2,527	2,078,130
Series 2014-C21, Class A5 3.775%, 08/15/2047		6,300	6,830,715
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,839,124
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,648,149
Series 2015-C30, Class A5 3.822%, 07/15/2048		3,820	4,213,220
Series 2015-C31, Class A3 3.801%, 08/15/2048		9,802	10,811,350
Series 2015-C31, Class B 4.773%, 08/15/2048		3,007	3,175,277
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		1,430	827,531
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049 (a)		6,295	6,396,489
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.684%, 09/15/2047(a)		900	893,458
Series 2016-UB12, Class A4 3.596%, 12/15/2049		6,180	6,799,735
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B 3.933%, 10/10/2048		4,420	4,486,805
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		7,900	9,216,040
Series 2018-C8, Class A4 3.983%, 02/15/2051		6,400	7,325,198
Series 2018-C9, Class A4 4.117%, 03/15/2051		10,270	11,700,179
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		9,507	9,781,083

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048	U.S.$	2,906	$3,107,745
Series 2015-SG1, Class C 4.613%, 09/15/2048		5,778	5,179,156
Series 2016-C35, Class XA 2.099%, 07/15/2048(e)		23,715	2,024,809
Series 2018-C43, Class A4 4.012%, 03/15/2051		4,550	5,241,672
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,200,613
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.322%, 03/15/2045(a) (e)		68,324	1,707,261
Series 2014-C19, Class A5 4.101%, 03/15/2047		1,600	1,738,350
Series 2014-C21, Class A5 3.678%, 08/15/2047		6,200	6,691,215
Series 2014-C24, Class AS 3.931%, 11/15/2047		1,471	1,552,738

			260,036,168

Non-Agency Floating Rate CMBS – 2.0%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.085% (LIBOR 1 Month + 0.90%), 04/15/2035(a) (c)		3,638	3,373,613
Series 2018-KEYS, Class A 1.185% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		7,150	6,630,574
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.185% (LIBOR 1 Month + 1.00%), 11/15/2033 (c) (f)		10,570	9,926,766
BFLD Series 2019-DPLO, Class D 2.025% (LIBOR 1 Month + 1.84%), 10/15/2034 (a) (c)		2,485	2,211,158
BHMS Series 2018-ATLS, Class A 1.435% (LIBOR 1 Month + 1.25%), 07/15/2035 (c) (f)		5,580	5,286,946
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 1.005% (LIBOR 1 Month + 0.82%), 06/15/2035 (a) (c)		4,000	3,769,526
BX Trust Series 2018-EXCL, Class A 1.272% (LIBOR 1 Month + 1.09%), 09/15/2037 (a) (c)		5,730	5,100,456
CLNY Trust Series 2019-IKPR, Class D 2.21% (LIBOR 1 Month + 2.03%), 11/15/2038 (a) (c)		5,360	4,501,122

	Principal Amount (000)		U.S. $ Value
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.224% (LIBOR 1 Month + 1.03%), 12/19/2030 (a) (c)	U.S.$	5,912	$5,616,137
Great Wolf Trust Series 2019-WOLF, Class A 1.219% (LIBOR 1 Month + 1.03%), 12/15/2036 (a) (c)		5,961	5,724,497
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.385% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		1,456	1,389,963
Series 2019-SMP, Class A 1.335% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		1,700	1,614,838
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.045% (LIBOR 1 Month + 1.85%), 01/16/2037 (a) (c)		859	778,736
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.135% (LIBOR 1 Month + 1.95%), 11/15/2026 (c) (f)		2,464	2,238,005
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.968% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (c)		3,359	3,266,813
Series 2019-MILE, Class A 1.685% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (c)		2,750	2,695,444
Starwood Retail Property Trust Series 2014-STAR, Class A 1.655% (LIBOR 1 Month + 1.47%), 11/15/2027 (a) (c)		9,857	7,530,185

			71,654,779

Total Commercial Mortgage-Backed Securities (cost $330,823,090)			331,690,947

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Risk Share Floating Rate – 4.2%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.535% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (c)		870	864,803
Series 2018-3A, Class M1B 2.035% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		1,763	1,745,773
Series 2019-2A, Class M1C 2.185% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (c)		4,163	4,094,099
Series 2019-3A, Class M1B 1.785% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)		3,489	3,380,578
Series 2019-3A, Class M1C

	Principal Amount (000)		U.S. $ Value
2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)	U.S.$	575	$535,980
Series 2019-4A, Class M1B 2.185% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		5,145	4,948,577
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.585% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		2,460	2,431,866
Series 2019-R02, Class 1M2 2.485% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		3,868	3,809,839
Series 2019-R03, Class 1M2 2.335% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (c)		3,789	3,741,677
Series 2019-R04, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (c)		3,344	3,246,217
Series 2019-R05, Class 1M2 2.185% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		1,906	1,864,295
Series 2019-R06, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		3,681	3,570,379
Series 2019-R07, Class 1M2 2.285% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		6,810	6,601,081
Series 2020-R02, Class 2M1 0.935% (LIBOR 1 Month + 0.75%), 01/25/2040(a) (c)		1,878	1,857,593
Eagle Re Ltd. Series 2018-1, Class M2 3.185% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		617	586,396
Series 2020-1, Class M1A 1.085% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		6,400	6,305,492
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(c)		832	661,665
Series 2014-DN2, Class M3 3.785% (LIBOR 1 Month + 3.60%), 04/25/2024(c)		882	776,955
Series 2014-DN3, Class M3 4.185% (LIBOR 1 Month + 4.00%), 08/25/2024(c)		1,503	1,525,054
Series 2015-HQA1, Class M3 4.885% (LIBOR 1 Month + 4.70%), 03/25/2028(c)		879	907,987
Series 2016-DNA2, Class M3 4.835% (LIBOR 1 Month + 4.65%), 10/25/2028(c)		897	933,189
Series 2016-DNA3, Class M3

	Principal Amount (000)		U.S. $ Value
5.185% (LIBOR 1 Month + 5.00%), 12/25/2028(c)	U.S.$	1,744	$1,798,320
Series 2016-HQA2, Class M3 5.335% (LIBOR 1 Month + 5.15%), 11/25/2028(c)		329	344,037
Series 2016-HQA3, Class M3 4.035% (LIBOR 1 Month + 3.85%), 03/25/2029(c)		2,030	2,084,389
Series 2017-DNA1, Class M2 3.435% (LIBOR 1 Month + 3.25%), 07/25/2029(c)		3,250	3,278,386
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(c)		2,180	2,209,342
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		7,295	7,330,901
Series 2017-HQA2, Class M2 2.835% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		1,322	1,308,573
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)		396	387,506
Series 2019-DNA4, Class M2 2.135% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		4,738	4,643,886
Series 2019-FTR2, Class M2 2.335% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		2,742	2,587,047
Series 2020-HQA2, Class M1 1.285% (LIBOR 1 Month + 1.10%), 03/25/2050(a) (c)		4,491	4,472,754
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.485% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		2,996	3,019,839
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		1,220	1,221,822
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		511	515,356
Series 2015-C02, Class 2M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		1,367	1,380,127
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		3,407	3,474,786
Series 2015-C03, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		2,715	2,772,672
Series 2015-C04, Class 1M2 5.885% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		1,116	1,172,907

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 2M2 5.735% (LIBOR 1 Month + 5.55%), 04/25/2028(c)	U.S.$	3,714	$3,932,410
Series 2016-C02, Class 1M2 6.185% (LIBOR 1 Month + 6.00%), 09/25/2028(c)		1,064	1,103,504
Series 2016-C03, Class 1M2 5.485% (LIBOR 1 Month + 5.30%), 10/25/2028(c)		2,981	3,130,359
Series 2016-C05, Class 2M2 4.635% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		5,738	5,862,764
Series 2016-C06, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		1,703	1,778,405
Series 2016-C07, Class 2M2 4.535% (LIBOR 1 Month + 4.35%), 05/25/2029(c)		937	969,506
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		2,878	2,925,968
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(c)		2,860	2,876,355
Home Re Ltd. Series 2018-1, Class M1 1.785% (LIBOR 1 Month + 1.60%), 10/25/2028 (a) (c)		871	868,852
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2024 (c) (f)		633	584,777
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.085% (LIBOR 1 Month + 1.90%), 11/26/2029 (a) (c)		4,533	4,414,820
Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029 (a) (c)		1,712	1,678,202
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.184% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (f)		1,754	1,598,118
Series 2019-2R, Class A 2.934% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (f)		3,534	3,326,038
Series 2019-3R, Class A 2.884% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (f)		1,026	971,148
Series 2020-1R, Class A 2.534% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (f)		4,150	3,733,815
Radnor Re Ltd. Series 2020-1, Class M1A

	Principal Amount (000)		U.S. $ Value
1.135% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (c)	U.S.$	1,924	$1,901,742
Series 2019-1, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)		2,657	2,632,099
Series 2019-2, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		4,356	4,300,481
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.435% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (f)		2,766	2,525,598
Series 2015-WF1, Class 2M2 5.685% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (f)		870	802,355

			150,309,461

Agency Floating Rate – 1.1%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.915% (6.10% - LIBOR 1 Month), 12/15/2044(c) (g)		14,858	3,072,309
Series 4585, Class DS 5.815% (6.00% - LIBOR 1 Month), 05/15/2046(c) (g)		8,119	1,943,200
Series 4693, Class SL 5.965% (6.15% - LIBOR 1 Month), 06/15/2047(c) (g)		5,687	1,303,961
Series 4954, Class SL 5.865% (6.05% - LIBOR 1 Month), 02/25/2050(c) (g)		4,986	957,273
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.356% (6.54% - LIBOR 1 Month), 12/25/2041(c) (g)		8,130	1,943,873
Series 2012-70, Class SA 6.366% (6.55% - LIBOR 1 Month), 07/25/2042(c) (g)		14,503	3,763,806
Series 2014-17, Class SA 5.866% (6.05% - LIBOR 1 Month), 04/25/2044(c) (g)		14,292	3,639,968
Series 2015-26, Class SH 6.266% (6.45% - LIBOR 1 Month), 05/25/2045(c) (g)		11,465	2,478,656
Series 2016-106, Class ES 5.816% (6.00% - LIBOR 1 Month), 01/25/2047(c) (g)		6,549	1,237,178
Series 2017-16, Class SG 5.866% (6.05% - LIBOR 1 Month), 03/25/2047(c) (g)		13,972	2,849,627
Series 2017-62, Class AS 5.966% (6.15% - LIBOR 1 Month), 08/25/2047(c) (g)		9,136	1,688,251
Series 2017-81, Class SA

	Principal Amount (000)		U.S. $ Value

6.016% (6.20% - LIBOR 1 Month), 10/25/2047(c) (g)	U.S.$	14,017	$3,160,749
Series 2017-97, Class SW 6.016% (6.20% - LIBOR 1 Month), 12/25/2047(c) (g)		10,628	2,720,062
Government National Mortgage Association Series 2017-122, Class SA 6.01% (6.20% - LIBOR 1 Month), 08/20/2047(c) (g)		10,894	2,219,156
Series 2017-134, Class MS 6.01% (6.20% - LIBOR 1 Month), 09/20/2047(c) (g)		10,754	2,434,309
Series 2017-43, Class ST 5.91% (6.10% - LIBOR 1 Month), 03/20/2047(c) (g)		13,518	2,556,090

			37,968,468

Non-Agency Fixed Rate – 0.2%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		455	405,245
Series 2006-24CB, Class A16 5.75%, 08/25/2036		2,798	2,164,137
Series 2006-28CB, Class A14 6.25%, 10/25/2036		1,865	1,408,755
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		789	709,439
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		835	583,349
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		2,000	1,432,716

			6,703,641

Non-Agency Floating Rate – 0.1%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.285% (LIBOR 1 Month + 2.10%), 04/25/2047 (a) (c)		1,454	1,336,242
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.375% (LIBOR 1 Month + 0.19%), 12/25/2036 (c)		4,910	2,309,301
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.435% (LIBOR 1 Month + 0.25%), 03/25/2035 (c)		1,280	1,091,701

			4,737,244

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate – 0.1%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.708%, 05/28/2035	U.S.$	1,605	$1,471,970
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045 (e)		12,654	2,238,954

			3,710,924

Total Collateralized Mortgage Obligations (cost $204,340,521)			203,429,738

INFLATION-LINKED SECURITIES – 3.2%
Japan – 0.9%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	3,576,423	32,973,641

United States – 2.3%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	26,383	28,019,984
0.375%, 07/15/2025 (TIPS)		44,661	47,689,295
0.75%, 07/15/2028 (TIPS)		6,532	7,365,171

			83,074,450

Total Inflation-Linked Securities (cost $110,367,255)			116,048,091

AGENCIES – 3.0%
Agency Debentures – 3.0%
Federal Home Loan Bank 1.875%, 07/07/2021		16,930	17,219,842
2.50%, 02/13/2024		6,170	6,655,764
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/2020		81,666	81,648,033

Total Agencies (cost $104,622,484)			105,523,639

ASSET-BACKED SECURITIES – 2.7%
Autos - Fixed Rate – 1.4%
Avis Budget Rental Car Funding AESOP LLC Series 2016-1A, Class A 2.99%, 06/20/2022(a)		3,918	3,892,820
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		6,700	6,761,426
CPS Auto Receivables Trust Series 2016-C, Class E 8.39%, 09/15/2023 (a)		2,790	2,826,710
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 02/15/2023(a)		2,520	2,549,013
Series 2019-2A, Class A 2.93%, 07/15/2022(a)		647	647,930

	Principal Amount (000)		U.S. $ Value

First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025 (a)	U.S.$	4,501	$4,548,956
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(a)		3,030	3,156,700
Series 2016-4, Class D 3.89%, 11/15/2022(a)		3,395	3,442,546
Series 2017-4, Class A 2.07%, 04/15/2022(a)		21	21,229
Ford Credit Auto Owner Trust Series 2016-1, Class A 2.31%, 08/15/2027 (a)		1,899	1,916,700
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(a)		5,504	5,453,455
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		5,175	5,122,515
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		5,207	5,151,155
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022 (a)		3,364	3,330,153

			48,821,308

Other ABS - Fixed Rate – 0.8%
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028 (a)		3,500	3,341,145
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 07/15/2025 (a)		258	257,932
Marlette Funding Trust Series 2018-3A, Class A 3.20%, 09/15/2028(a)		161	160,950
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		755	762,223
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		1,354	1,357,742
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025 (a)		1,104	1,107,870
SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/2020 (a)		7,996	8,004,316
SoFi Consumer Loan Program LLC Series 2016-3, Class A 3.05%, 12/26/2025(a)		38	38,315
Series 2017-1, Class A 3.28%, 01/26/2026(a)		338	339,634
Series 2017-2, Class A 3.28%, 02/25/2026(a)		395	396,208

	Principal Amount (000)		U.S. $ Value
Series 2017-5, Class A2 2.78%, 09/25/2026(a)	U.S.$	2,682	$2,708,352
Series 2017-6, Class A2 2.82%, 11/25/2026(a)		2,733	2,752,260
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)		3,941	3,988,572
Series 2019-3, Class A 2.90%, 05/25/2028(a)		3,192	3,236,591

			28,452,110

Credit Cards - Fixed Rate – 0.5%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024		8,300	8,408,781
Series 2018-B, Class M 3.81%, 07/15/2025		4,490	4,541,979
Series 2019-B, Class M 3.04%, 04/15/2026		5,000	5,040,982

			17,991,742

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.31% (LIBOR 1 Month + 1.13%), 12/25/2032 (c)		467	455,808
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.485% (LIBOR 1 Month + 0.30%), 04/25/2034 (c)		4	3,799

			459,607

Total Asset-Backed Securities (cost $95,339,904)			95,724,767

EMERGING MARKETS - TREASURIES – 1.7%
South Africa – 1.7%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $58,235,313)	ZAR	1,131,494	60,103,408

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
Dryden CLO Ltd. Series 2020-77A, Class A 2.374% (LIBOR 3 Month + 2.00%), 05/20/2031(a) (c)	U.S.$	3,905	3,914,634
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (c)		4,670	4,404,104
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (c)		2,130	1,888,780

	Principal Amount (000)		U.S. $ Value
Elevation CLO Ltd. Series 2020-11A, Class D1 5.173% (LIBOR 3 Month + 3.85%), 04/15/2033 (a) (c)	U.S.$	4,500	$4,139,779
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.308% (LIBOR 3 Month + 1.90%), 04/20/2031 (a) (c)		6,000	6,016,848
Kayne CLO Ltd. Series 2020-7A, Class C 3.407% (LIBOR 3 Month + 2.00%), 04/17/2033 (a) (c)		2,090	2,014,401
Magnetite CLO Ltd. Series 2020-26A, Class A 1.949% (LIBOR 3 Month + 1.75%), 07/15/2030 (a) (c)		10,257	10,261,826
OCP CLO Ltd. Series 2020-18A, Class A 2.053% (LIBOR 3 Month + 1.80%), 04/20/2030 (a) (c)		6,200	6,212,257
SCFF I Ltd. Series 2020-1A, Class A2A 4.111% (LIBOR 3 Month + 3.25%), 04/15/2031 (a) (c)		2,770	2,769,391
Voya CLO Ltd. Series 2019-1A, Class DR 4.069% (LIBOR 3 Month + 2.85%), 04/15/2031 (a) (c)		1,850	1,633,977

Total Collateralized Loan Obligations (cost $44,327,784)			43,255,997

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Financial Institutions – 0.7%
Banking – 0.7%
Credit Suisse Group AG 6.375%, 08/21/2026(a) (b)		611	620,226
7.50%, 07/17/2023(a) (b)		5,931	6,116,107
Discover Financial Services Series D 6.125%, 06/23/2025 (b)		10,467	10,777,765
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (a)		6,204	6,373,245

			23,887,343

Industrial – 0.4%
Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 03/15/2026 (a)		2,920	2,911,415

Communications - Media – 0.0%
Ziggo BV 5.50%, 01/15/2027 (a)		1,557	1,574,968

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026 (a)	EUR	746	$829,640
Ford Motor Credit Co. LLC 4.063%, 11/01/2024	U.S.$	3,400	3,240,030

			4,069,670

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.50%, 02/15/2025 (a)		4,910	5,016,056

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027 (a)		2,143	1,891,948

			15,464,057

Total Corporates - Non-Investment Grade (cost $39,348,661)			39,351,400

GOVERNMENTS - SOVEREIGN BONDS – 0.9%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		2,490	2,472,570

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		3,465	4,108,191

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		3,737	4,006,064

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		2,031	2,109,701

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025 (a)		3,769	4,108,210

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025 (a)		6,160	6,529,600

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a)		3,593	3,732,228
3.875%, 04/16/2050(a)		2,881	3,395,979

			7,128,207

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		1,501	1,753,065

Total Governments - Sovereign Bonds (cost $29,658,882)			32,215,608

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Capital Goods – 0.1%
Cemex SAB de CV 7.375%, 06/05/2027 (a)	U.S.$	1,019	$1,027,770
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	4,389,600
Odebrecht Finance Ltd. 5.25%, 06/27/2029(a) (h) (i)		4,212	168,480
7.125%, 06/26/2042(a) (h) (i)		1,125	61,875

			5,647,725

Communications - Media – 0.3%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (a)		825	744,563
Weibo Corp. 3.375%, 07/08/2030		8,659	8,601,591

			9,346,154

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026 (a)		1,278	1,233,270
BRF SA 3.95%, 05/22/2023 (a)		462	457,813
Minerva Luxembourg SA 6.50%, 09/20/2026 (a)		376	377,880

			2,068,963

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025 (a)		3,438	3,627,090

			20,689,932

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026 (f)		565	555,005

Total Emerging Markets - Corporate Bonds (cost $26,106,148)			21,244,937

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
State of California 5.70%, 11/01/2021		5,440	5,810,790
Series 2010 7.625%, 03/01/2040		8,520	15,039,419

Total Local Governments - US Municipal Bonds (cost $14,455,428)			20,850,209

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(a)		3,460	3,602,725

	Principal Amount (000)		U.S. $ Value

3.75%, 01/15/2031(a)	U.S.$	209	$227,288
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030 (a)		200	215,150

			4,045,163

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025 (a)		2,207	2,369,612
Pertamina Persero PT 6.45%, 05/30/2044 (a)		3,100	3,951,531
Perusahaan Listrik Negara PT
5.45%, 05/21/2028(a)		2,363	2,728,527
6.15%, 05/21/2048(a)		900	1,121,062

			10,170,732

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050 (a)		1,474	1,873,292

Mexico – 0.1%
Petroleos Mexicanos
6.75%, 09/21/2047		3,731	2,864,475
6.84%, 01/23/2030(a)		1,419	1,243,177

			4,107,652

Total Quasi-Sovereigns (cost $18,905,652)			20,196,839

EMERGING MARKETS - SOVEREIGNS – 0.2%
Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		4,600	4,535,600

Egypt – 0.1%
Egypt Government International Bond 6.125%, 01/31/2022 (a)		2,046	2,095,232

Total Emerging Markets - Sovereigns (cost $6,619,834)			6,630,832

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Preference Shares)(i) (j) (k) (cost $2,813,000)		2,813	2,736,203

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS – 6.4%
U.S. Treasury Bill – 6.3%
U.S. Treasury Bill Zero Coupon 07/09/2020-09/10/2020 (cost $223,737,413)	U.S.$	223,785	$223,742,807

Short-Term Municipal Notes – 0.1%
New York – 0.1%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $2,045,843)		1,980	2,049,656

Total Short-Term Investments (cost $225,783,256)			225,792,463

Total Investments – 99.8% (cost $3,368,671,635)(l)			3,550,950,075
Other assets less liabilities – 0.2%			6,372,754

Net Assets – 100.0%			$3,557,322,829

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	634	September 2020	$99,845,094	$609,197
U.S. T-Note 2 Yr (CBT) Futures	4,410	September 2020	973,852,036	238,172
U.S. T-Note 10 Yr (CBT) Futures	511	September 2020	71,116,828	198,103
U.S. Ultra Bond (CBT) Futures	724	September 2020	157,945,125	841,718
Sold Contracts
10 Yr Japan Bond (OSE) Futures	21	September 2020	29,552,674	22,294
Long Gilt Futures	2	September 2020	341,100	(671)
U.S. T-Note 5 Yr (CBT) Futures	33	September 2020	4,149,492	(6,527)

				$1,902,286

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	ZAR	80,949	USD	4,775	07/17/2020	$118,224
Barclays Bank PLC	ZAR	31,676	USD	1,805	07/17/2020	(17,321)
Brown Brothers Harriman & Co.	ZAR	17,190	USD	987	07/17/2020	(2,384)
Citibank, NA	ZAR	52,888	USD	2,853	07/17/2020	(189,460)
Goldman Sachs Bank USA	ZAR	348,403	USD	19,975	07/17/2020	(69,959)
Goldman Sachs Bank USA	ZAR	63,181	USD	3,793	07/17/2020	158,053
Goldman Sachs Bank USA	MYR	36,631	USD	8,921	08/13/2020	391,254
Goldman Sachs Bank USA	CAD	8,984	USD	6,478	08/06/2020	(140,145)
HSBC Bank USA	ZAR	151,113	USD	8,089	07/17/2020	(604,517)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	ZAR	234,175	USD	12,655	07/17/2020	$(817,365)
JPMorgan Chase Bank, NA	ZAR	39,157	USD	2,305	07/17/2020	52,521
Morgan Stanley Capital Services, Inc.	JPY	3,756,361	USD	34,506	08/07/2020	(299,170)
Morgan Stanley Capital Services, Inc.	EUR	37,932	USD	42,888	08/06/2020	239,405
Standard Chartered Bank	ZAR	29,361	USD	1,721	07/17/2020	32,268
State Street Bank & Trust Co.	ZAR	9,658	USD	560	07/17/2020	4,145
State Street Bank & Trust Co.	USD	43	SEK	403	07/15/2020	62

						$(1,144,389)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	(5.00)%	Quarterly	5.22%	USD	38,992	$307,888	$219,190	$88,698
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.22	USD	2,754	(14,351)	(17,791)	3,440

						$293,537	$201,399	$92,138

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	265,250	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$2,485,859	$1,050	$2,484,809
SEK	1,163,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(1,281,577)	764	(1,282,341)
CAD	31,905	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	1,339,676	64	1,339,612
JPY	10,998,600	12/13/2029	6 Month LIBOR	0.080%	Semi-Annual/ Semi-Annual	432,231	33	432,198
USD	19,060	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,068,564)	—	(2,068,564)
CAD	6,787	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(1,086,307)	22	(1,086,329)

						$(178,682)	$1,933	$(180,615)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00%	Monthly	7.48%	USD	3,618	$701,832	$285,195	$416,637
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.48	USD	7,235	1,403,470	536,972	866,498
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.48	USD	7,235	1,403,470	518,686	884,784
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.48	USD	8,912	1,728,780	617,347	1,111,433
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.48	USD	1,786	346,454	120,378	226,076
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.48	USD	1,787	346,648	120,445	226,203
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.48	USD	1,867	362,167	128,658	233,509
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.48	USD	4,173	809,144	738,296	70,848
Morgan Stanley & Co. International plc
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	3.00	Monthly	7.51	USD	4,452	(1,855)	926,821	(928,676)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	6,350	(3,198,918)	(899,219)	(2,299,699)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,520	(787,458)	(285,032)	(502,426)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	3,618	$(1,130,565)	$(409,225)	$(721,340)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,041	(1,575,229)	(557,583)	(1,017,646)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	7,235	(2,260,817)	(800,260)	(1,460,557)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,040	(1,574,916)	(546,526)	(1,028,390)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	7,272	(2,272,379)	(770,119)	(1,502,260)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,401	(1,687,722)	(574,894)	(1,112,828)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,998	(624,342)	(212,402)	(411,940)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,772	(553,720)	(222,126)	(331,594)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,526	(476,849)	(191,289)	(285,560)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,797	(561,533)	(232,678)	(328,855)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	3,400	(1,062,727)	(405,077)	(657,650)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	20,000	(6,248,000)	(1,564,944)	(4,683,056)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,870	(584,188)	(245,028)	(339,160)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	305	(95,282)	(48,537)	(46,745)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,257	(392,792)	(162,836)	(229,956)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,038	(636,672)	(300,078)	(336,594)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	1,955	$(610,742)	$(262,248)	$(348,494)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,813	(566,381)	(274,983)	(291,398)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,481	(775,271)	(311,001)	(464,270)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,020	(318,818)	(121,523)	(197,295)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,082	(338,017)	(108,730)	(229,287)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1	(312)	(123)	(189)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,023	(1,569,185)	(321,041)	(1,248,144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	8,500	(2,655,400)	(580,628)	(2,074,772)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,160	(674,784)	(127,096)	(547,688)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	6,266	(1,957,498)	(502,031)	(1,455,467)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,375	(429,550)	(110,165)	(319,385)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,776	(554,823)	(145,318)	(409,505)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	3,438	(1,074,032)	(324,080)	(749,952)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,204	(688,530)	(323,044)	(365,486)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	7,805	(997,999)	(150,846)	(847,153)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,496	(467,351)	(186,248)	(281,103)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	4,586	$(1,432,666)	$(325,059)	$(1,107,607)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	345	(107,778)	(39,956)	(67,822)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,727	(539,515)	(215,007)	(324,508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	3,315	(1,035,607)	(374,631)	(660,976)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	3,315	(1,035,606)	(374,484)	(661,122)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,455	(766,942)	(261,303)	(505,639)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,613	(503,902)	(131,082)	(372,820)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,418	(755,383)	(325,128)	(430,255)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,647	(514,523)	(173,365)	(341,158)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,355	(735,702)	(385,761)	(349,941)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	148	(46,235)	(22,208)	(24,027)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	640	(199,937)	(74,688)	(125,249)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,342	(1,668,840)	(607,709)	(1,061,131)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,982	(619,177)	(301,015)	(318,162)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,687	(527,019)	(272,420)	(254,599)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	616	(192,438)	(77,663)	(114,775)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	1,260	$(393,624)	$(154,015)	$(239,609)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	323	(100,905)	(31,141)	(69,764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,317	(411,430)	(126,597)	(284,833)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	308	(96,219)	(29,686)	(66,533)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	3,630	(1,134,012)	(439,827)	(694,185)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,997	(623,862)	(139,130)	(484,732)

						$(45,744,014)	$(13,166,035)	$(32,577,979)

*	Termination date
**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $638,451,091 or 17.9% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	IO - Interest Only.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.88% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.185%, 11/15/2033	12/04/2017	$10,570,000	$9,926,766	0.28%
BHMS Series 2018-ATLS, Class A 1.435%, 07/15/2035	07/13/2018	5,580,299	5,286,946	0.15%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.435%, 11/25/2024	11/06/2015	628,817	584,777	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.135%, 11/15/2026	11/16/2015	$2,459,631	$2,238,005	0.06%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.184%, 03/27/2024	03/21/2019	1,754,449	1,598,118	0.04%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.934%, 05/27/2023	06/07/2019	3,533,636	3,326,038	0.09%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.884%, 10/27/2022	10/11/2019	1,025,629	971,148	0.03%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.534%, 02/27/2023	02/11/2000	4,150,283	3,733,815	0.11%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	565,000	555,005	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.435%, 11/25/2025	09/28/2015	2,766,195	2,525,598	0.07%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.685%, 11/25/2025	09/28/2015	865,057	802,355	0.02%

(g)	Inverse interest only security.
(h)	Defaulted.
(i)	Non-income producing security.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd.(Preference Shares)	12/30/2014	$2,813,000	$2,736,203	0.08%

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $ 226,344,825 and gross unrealized depreciation of investments was $(75,974,944), resulting in net unrealized appreciation of $150,369,881.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

MYR – Malaysian Ringgit

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$1,023,593,560	$—	$1,023,593,560
Governments - Treasuries	—	646,149,579	—	646,149,579
Mortgage Pass-Throughs	—	556,411,858	—	556,411,858
Commercial Mortgage-Backed Securities	—	331,690,947	—	331,690,947
Collateralized Mortgage Obligations	—	203,429,738	—	203,429,738
Inflation-Linked Securities	—	116,048,091	—	116,048,091
Agencies	—	105,523,639	—	105,523,639
Asset-Backed Securities	—	95,724,767	—	95,724,767
Emerging Markets - Treasuries	—	60,103,408	—	60,103,408
Collateralized Loan Obligations	—	43,255,997	—	43,255,997
Corporates - Non-Investment Grade	—	39,351,400	—	39,351,400
Governments - Sovereign Bonds	—	32,215,608	—	32,215,608
Emerging Markets - Corporate Bonds	—	21,244,937	—	21,244,937
Local Governments - US Municipal Bonds	—	20,850,209	—	20,850,209
Quasi-Sovereigns	—	20,196,839	—	20,196,839
Emerging Markets - Sovereigns	—	6,630,832	—	6,630,832
Common Stocks	—	—	2,736,203	2,736,203
Short-Term Investments:
U.S. Treasury Bills	—	223,742,807	—	223,742,807
Short-Term Municipal Notes	—	2,049,656	—	2,049,656

Total Investments in Securities	—	3,548,213,872	2,736,203	3,550,950,075
Other Financial Instruments(a):
Assets:
Futures	1,909,484	—	—	1,909,484
Forward Currency Exchange Contracts	—	995,932	—	995,932
Centrally Cleared Credit Default Swaps	—	307,888	—	307,888
Centrally Cleared Interest Rate Swaps	—	4,257,766	—	4,257,766
Credit Default Swaps	—	7,101,965	—	7,101,965
Liabilities:

Futures	(7,198)	—	—	(7,198)
Forward Currency Exchange Contracts	—	(2,140,321)	—	(2,140,321)
Centrally Cleared Credit Default Swaps	—	(14,351)	—	(14,351)
Centrally Cleared Interest Rate Swaps	—	(4,436,448)	—	(4,436,448)
Credit Default Swaps	—	(52,845,979)	—	(52,845,979)

Total	$1,902,286	$3,501,440,324	$2,736,203	$3,506,078,813 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $42,237,770 and $1,539,791 for Asset-Backed Securities and Collateralized Mortgage Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.